UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Asset Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

COMMON STOCKS — 97.37%	Shares	Fair Value
Airlines — 2.08%
Alaska Air Group, Inc.	10,750	$725,518

Beverages — 6.55%
Coca-Cola Company (The)	31,017	1,382,428
Molson Coors Brewing Company, Class B	13,519	902,258
		2,284,686
Biotechnology — 1.89%
Celgene Corporation(a)	6,992	660,394

Construction & Engineering — 3.48%
Fluor Corporation	21,172	1,215,484

Electric Utilities — 19.77%
ALLETE, Inc.	9,323	699,971
Alliant Energy Corporation	23,184	993,203
Duke Energy Corporation	18,134	1,473,205
FirstEnergy Corporation	28,235	1,055,424
PG&E Corporation(a)	26,537	1,225,479
PPL Corporation	48,594	1,445,186
		6,892,468
Equity Real Estate Investment Trusts (REITs) — 7.72%
GEO Group, Inc. (The)	41,226	1,045,903
OUTFRONT Media, Inc.	36,087	717,049
Public Storage	4,375	930,038
		2,692,990
Food & Staples Retailing — 1.15%
Rite Aid Corporation(a)	291,893	399,893

Food Products — 13.83%
Campbell Soup Company	24,631	971,693
Conagra Brands, Inc.	30,513	1,121,353
General Mills, Inc.	28,603	1,316,024
Hershey Company (The)	14,082	1,415,522
		4,824,592
Household Durables — 4.25%
Newell Brands, Inc.	68,298	1,483,433

Household Products — 5.01%
Clorox Company (The)	8,577	1,243,494
Colgate-Palmolive Company	7,566	502,458
		1,745,952
Independent Power and Renewable Electricity Producers — 3.39%
AES Corporation	87,768	1,181,357

Industrial Conglomerates — 2.58%
General Electric Company	69,461	898,825

Insurance — 1.97%
Principal Financial Group, Inc.	12,457	687,502

IT Services — 3.06%
Alliance Data Systems Corporation	4,467	1,065,737

Leisure Products — 0.14%
Hasbro, Inc.	490	48,662

Media — 2.16%
Viacom, Inc., Class B	25,743	753,755

Multi-Utilities — 5.68%
Consolidated Edison, Inc.	8,840	697,741
Dominion Energy, Inc.	18,119	1,282,282
		1,980,023
Software — 2.03%
Symantec Corporation	35,118	707,979

Specialty Retail — 4.91%
Foot Locker, Inc.	15,016	740,289
Tractor Supply Company	10,985	969,755
		1,710,044
Water Utilities — 2.15%
American Water Works Company, Inc.	8,552	748,557

Wireless Telecommunication Services — 3.57%
Rogers Communications, Inc., Class B	23,996	1,243,233

Total Common Stocks (Cost $33,263,831)		33,951,084

MONEY MARKET FUNDS - 6.67%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.84%(b)	2,325,546	2,325,546

Total Money Market Funds (Cost $2,325,546)		2,325,546

Total Investments — 104.04% (Cost $35,589,377)		36,276,630

Liabilities in Excess of Other Assets — (4.04)%		(1,407,876)

NET ASSETS — 100.00%		$34,868,754

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,612,148
Gross unrealized depreciation	(1,918,235)
Net unrealized appreciation	$693,913
Aggregate cost of securities for federal income tax purposes	$35,582,717

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

August 31, 2018

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

August 31, 2018

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

		Valuation Inputs
Symons Value Institutional Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$33,951,084	$-	$-	$33,951,084
Money Market Funds	2,325,546	-	-	2,325,546
Total	$36,276,630	$-	$-	$36,276,630

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2018 based on input levels assigned at November 30, 2017.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

COMMON STOCKS — 99.01%	Shares	Fair Value

Consumer Discretionary — 11.79%
Century Communities, Inc.(a)	20,000	$585,000
Green Brick Partners, Inc.(a)	32,000	334,400
Lennar Corporation, Class A	3,000	155,010
LGI Homes, Inc.(a)	6,000	345,600
M/I Homes, Inc.(a)	24,000	621,840
MCBC Holdings, Inc.(a)	6,000	165,420
Nova Lifestyle, Inc.(a)	85,000	151,300
PulteGroup, Inc.	10,000	279,500
TRI Pointe Group, Inc.(a)	35,000	507,150
William Lyon Homes, Class A(a)	27,000	528,390
		3,673,610
Consumer Staples — 0.96%
Coffee Holding Company, Inc.(a)	30,000	153,300
Natural Alternatives International, Inc.(a)	15,500	147,250
		300,550
Energy — 24.14%
Bonanza Creek Energy, Inc.(a)	9,000	279,000
C&J Energy Services, Inc.(a)	24,500	513,275
Callon Petroleum Company(a)	57,000	644,100
Carrizo Oil & Gas, Inc.(a)	13,500	326,970
Cimarex Energy Company	6,500	549,120
CVR Energy, Inc.	8,000	304,400
Delek US Holdings, Inc.	3,000	163,500
Denbury Resources, Inc.(a)	36,000	200,520
Gran Tierra Energy, Inc.(a)	95,000	327,750
HollyFrontier Corporation	2,300	171,396
Keane Group, Inc.(a)	9,000	110,520
Laredo Petroleum, Inc.(a)	31,500	261,135
Liberty Oilfield Services, Inc.(a)	34,000	667,760
Mammoth Energy Services, Inc.	5,700	156,636
Marathon Petroleum Corporation	2,000	164,580
Newfield Exploration Company(a)	13,000	354,640
ProPetro Holding Corporation(a)	5,000	76,100
Smart Sand, Inc.(a)	48,300	240,534
Solaris Oilfield Infrastructure, Inc.(a)	19,500	335,790
SRC Energy, Inc.(a)	32,500	302,575
U.S. Silica Holdings, Inc.	20,500	434,395
VAALCO Energy, Inc.(a)	195,000	471,900

Valero Energy Corporation	3,900	459,732
		7,516,328
Financials — 14.68%
ACNB Corporation,	5,500	196,900
AmeriServ Financial, Inc.	40,000	182,000
B. Riley Financial, Inc.	8,000	183,200
Citigroup, Inc.	4,600	327,704
Colony Bankcorp, Inc.	11,000	193,600
Cowen, Inc., Class A(a)	40,000	608,000
Encore Capital Group, Inc.(a)	4,000	155,000
Fifth Third Bancorp	5,200	153,036
First Financial Northwest, Inc.	9,000	157,140
INTL FCStone, Inc.(a)	5,700	317,832
Morgan Stanley	6,400	312,512
NMI Holdings, Inc., Class A(a)	10,000	216,000
Sachem Capital Corporation	36,000	152,640
Signature Bank	5,400	624,996
SLM Corporation(a)	13,200	154,704
Synchrony Financial	9,500	300,865
Virtus Investment Partners, Inc.	2,600	335,400
		4,571,529
Health Care — 3.43%
Corcept Therapeutics, Inc.(a)	48,000	720,960
Innoviva, Inc.(a)	24,000	348,480
		1,069,440
Industrials — 9.39%
Atlas Air Worldwide Holdings, Inc.(a)	2,500	152,250
CAI International, Inc.(a)	29,000	782,710
Caterpillar, Inc.	2,200	305,470
Commercial Vehicle Group, Inc.(a)	38,000	370,880
Cummins, Inc.	1,150	163,070
H&E Equipment Services, Inc.	4,400	153,164
Knight-Swift Transportation Holdings, Inc.	9,500	324,235
PACCAR, Inc.	5,000	342,100
Timken Company (The)	6,800	330,820
		2,924,699
Information Technology — 9.24%
Electro Scientific Industries, Inc.(a)	31,000	680,450
Finjan Holdings, Inc.(a)	55,000	241,450
InTEST Corporation(a)	19,000	166,250
Micron Technology, Inc.(a)	6,000	315,120
Optical Cable Corporation(a)	47,000	180,950
Qualstar Corporation(a)	17,500	142,625
RF Industries, Ltd.	19,000	224,200

SMART Global Holdings, Inc.(a)	9,300	306,807
SuperCom Ltd.(a)	248,000	478,640
Technical Communications Corporation(a)	29,000	142,100
		2,878,592
Materials — 22.96%
Boise Cascade Company	7,500	327,750
Celanese Corporation - Series A	2,900	338,807
Century Aluminum Company(a)	13,000	164,060
Ferroglobe plc	31,500	260,820
Freeport-McMoRan, Inc.	41,000	576,050
Gold Resource Corporation	82,000	423,120
Mercer International, Inc.	22,000	389,400
Methanex Corporation	4,500	328,050
Norbord, Inc.	10,000	381,200
Nucor Corporation	4,600	287,500
Olympic Steel, Inc.	29,000	639,160
Ramaco Resources, Inc.(a)	40,000	318,000
Rayonier Advanced Materials, Inc.	32,000	668,800
Reliance Steel & Aluminum Company	7,000	615,230
Schnitzer Steel Industries, Inc., Class A	20,000	527,000
Steel Dynamics, Inc.	6,500	297,245
TimkenSteel Corporation(a)	23,000	322,230
Turquoise Hill Resources Ltd.(a)	123,000	286,590
		7,151,012
Real Estate — 1.91%
Jernigan Capital, Inc.	8,500	170,085
Sabra Health Care REIT, Inc.	18,000	424,440
		594,525
Utilities — 0.51%
Vistra Energy Corporation(a)	6,700	157,718

Total Common Stocks (Cost $30,057,794)		30,838,003

MONEY MARKET FUNDS - 0.98%

Fidelity Investments Money Market Government Portfolio, Class I, 1.82%(b)	306,577	306,577

Total Money Market Funds (Cost $306,577)		306,577

Total Investments — 99.99% (Cost $30,364,371)		31,144,580

Other Assets in Excess of Liabilities — 0.01%	1,771

NET ASSETS — 100.00%	$31,146,351

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2018.

REIT - Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At August 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,152,899
Gross unrealized depreciation	(1,402,084)
Net unrealized appreciation	$750,815
Aggregate cost of securities for federal income tax purposes	$30,393,765

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2018 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2018 – (Unaudited)

In accordance with the Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,838,003	$-	$-	$30,838,003
Money Market Funds	306,577	-	-	306,577
Total	$31,144,580	$-	$-	$31,144,580

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2018 based on input levels assigned at November 30, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	10/25/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/25/2018